Concentrations (Details)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer [Member]
Concentrations (Details) [Line Items]
Concentration risk percentage	10.00%	10.00%
Supplier [Member] | Purchase [Member] | Supplier Concentration Risk [Member]
Concentrations (Details) [Line Items]
Concentration risk percentage	10.00%	10.00%